Segment reporting - Reconciliation of information on reportable segments to the amounts reported in the financial statements (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2026	Jun. 30, 2025		Dec. 31, 2025
Geographical information
Revenues from external customers	$ 428.6	$ 388.2	[1]	$ 844.0	$ 780.3	[1]
Finance costs	(105.5)	(79.4)	[1]	(210.1)	(172.6)	[1]
Finance income	48.5	31.2	[1]	159.0	49.6	[1]
Income before taxation	25.8	101.0	[1]	143.0	192.0	[1]
Segment assets	4,360.0			4,360.0			$ 4,489.6
Total liabilities	4,542.6			4,542.6			$ 4,579.4
Expense from long-term employee benefits due to changes in expected vesting and settlement amounts in connection with merger agreement	39.9	0.0		57.4	0.0
Costs related to internal reorganization	0.0	1.2		0.0	1.7
Expenses related to strategic initiatives and operating systems	15.8	2.8		22.8	4.5
Impairment of assets held for sale	(45.4)			(75.4)	0.0
Discontinued operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Finance costs	(11.5)	(34.9)		(25.8)	(56.1)
Finance income	4.0	4.4		13.9	6.5
Gain on disposal of subsidiary	20.0			20.0
Income before taxation	(1.7)	(33.3)		1.1	(55.2)
Impairment loss	45.4			75.4
Aggregate continuing and discontinuing operations
Geographical information
Segment Adjusted EBITDA	270.0	277.3		567.8	563.7
Unallocated corporate expenses	(24.7)	(28.8)		(53.8)	(62.7)
Finance costs	(117.0)	(114.3)		(235.9)	(228.7)
Depreciation and amortization	(56.2)	(89.0)		(112.0)	(178.4)
Share-based payment expense	(16.8)	(8.5)		(40.7)	(14.0)
Other costs	(56.8)	(5.5)		(81.2)	(8.6)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(47.5)	(1.7)		(80.4)	(3.6)
Business combination costs	(6.3)	(0.3)		(15.5)	(1.2)
Insurance claims	0.1	0.2		0.1	0.3
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	1.9	2.2		3.4	1.0
Net impairment loss/(reversal) of withholding tax receivables	4.9	0.5		(0.6)	12.9
Finance income	52.5	35.6		172.9	56.1
Gain on disposal of subsidiary	20.0			20.0
Cost of sales
Geographical information
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	(1.5)	(1.0)		(3.8)	(1.7)
Nigeria
Geographical information
Revenues from external customers	298.3	260.4		583.2	531.7
Nigeria | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	298.3	260.4		583.2	531.7
Segment Adjusted EBITDA	166.5	170.7		349.0	349.8
SSA
Geographical information
Revenues from external customers	130.3	127.8		260.8	248.6
SSA | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	130.3	127.8		260.8	248.6
Segment Adjusted EBITDA	70.8	73.1		148.4	144.8
Latam | Discontinued operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Latam | Aggregate continuing and discontinuing operations
Geographical information
Revenues from external customers	42.4	45.1		94.2	92.6
Segment Adjusted EBITDA	$ 32.7	$ 33.5		$ 70.4	$ 69.1

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information